Income tax - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 80.3	$ 96.4
(Decrease) Increase in unrecognized tax benefit	1.7
(Decrease) Increase in unrecognized tax benefit		(16.1)
Ending Balance	$ 82.0	$ 80.3